SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS - Valuation of goodwill and long-lived assets (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Estimated long term gold price 2023	$ 1,900	$ 1,700
Estimated long term gold price 2024	1,900	1,700
Estimated long term gold price 2025	1,800	1,700
Estimated long term gold price 2026	1,700	1,600
Silver price	23	21
Estimated long term oil price 2022	80	90
Estimated long term oil price 2023	70	70
Estimated long term oil price 2024	70	70
Estimated long term oil price 2025	$ 70	$ 70
Round Mountain Gold Corporation Available
Disclosure of subsidiaries [line items]
Estimated discount rate	5.10%	5.20%